Consolidated statement of changes in equity - USD ($)	Share capital	Share Premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Other reserve	Accumulated losses	Equity/(deficit) attributable to equity holders of the Parent Company	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2022	$ 13,903	$ 343,435,529	$ 773,666	$ (492,474)	$ (4,347,257)		$ (332,562,780)	$ 6,820,587	$ (4,191,394)	$ 2,629,193
Profit or (Loss) for the year							3,056,476	3,056,476		3,056,476
Other comprehensive loss for the year				953,002	(6,252,297)			(5,299,295)		(5,299,295)
Total comprehensive loss for the period				953,002	(6,252,297)		3,056,476	(2,242,819)		(2,242,819)
Issuance of shares (note 11)	3,076	3,859,623	(551,640)					3,311,059		3,311,059
Discontinued operations				866,512	(866,512)
Share-based compensation charge (note 12)			285,651					285,651		285,651
Disposal of a subsidiary				779,697				779,697	1,152,077	1,931,774
Increase (decrease) in equity	3,076	3,859,623	(265,989)	1,646,209	(866,512)			4,376,407	1,152,077	5,528,484
Ending Balance at Dec. 31, 2023	16,979	347,295,152	507,677	2,106,737	(11,466,066)		(329,506,304)	8,954,175	(3,039,317)	5,914,858
Profit or (Loss) for the year							(10,338,737)	(10,338,737)	69,044	(10,269,693)
Other comprehensive loss for the year				265,777	(5,137,720)			(4,871,943)		(4,871,943)
Total comprehensive loss for the period				265,777	(5,137,720)		(10,338,737)	(15,210,680)	69,044	(15,141,636)
Issuance of shares (note 11)	7,767	6,588,616						6,596,383		6,596,383
Discontinued operations					(16,603,786)
Other reserves (note 14.1)						$ 1,886,000		1,886,000		1,886,000
Share-based compensation charge (note 12)			56,450					56,450		56,450
Increase (decrease) in equity	7,767	6,588,616	56,450			1,886,000		8,538,833		8,538,833
Ending Balance at Dec. 31, 2024	24,746	353,883,768	564,127	2,372,514	(16,603,786)	1,886,000	(339,845,041)	2,282,328	(2,970,273)	(687,945)
Profit or (Loss) for the year							1,312,722	1,312,722		1,312,722
Other comprehensive loss for the year				(78,058)	356,650			278,592		278,592
Total comprehensive loss for the period				(78,058)	356,650		1,312,722	1,591,314		1,591,314
Issuance of shares (note 11)	164	295,561						295,725		295,725
Other reserves (note 14.1)						1,648,927		1,648,927		1,648,927
Share-based compensation charge (note 12)			97,368					97,368		97,368
Increase (decrease) in equity	164	295,561	97,368			1,648,927		2,042,020		2,042,020
Ending Balance at Dec. 31, 2025	$ 24,910	$ 354,179,329	$ 661,495	$ 2,294,456	$ (16,247,136)	$ 3,534,927	$ (338,532,319)	$ 5,915,662	$ (2,970,273)	$ 2,945,389